EQUITY-BASED INCENTIVE PLANS - Stock Option Activity (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Number of Shares
Outstanding options at beginning of year (in shares) | shares	680
Exercised (in shares) | shares	(59)
Forfeited / Expired (in shares) | shares	(23)
Outstanding options at end of year (in shares) | shares	598 [1]
Exercisable options at end of year (in shares) | shares	575
Weighted Average Exercise Price per Share
Outstanding options at beginning of year (in usd per share) | $ / shares	$ 21.32
Exercised (in usd per share) | $ / shares	26.06
Forfeited / Expired (in usd per share) | $ / shares	57.38
Outstanding options at end of year (in usd per share) | $ / shares	19.47
Exercisable options at end of year (in usd per share) | $ / shares	$ 19.21
Weighted Average Remaining Contractual Life (in Years)
Outstanding options at end of year (in years)	2 years
Exercisable options at end of year (in years)	1 year 11 months
Aggregate Intrinsic Value
Outstanding options at end of year | $	$ 9,361
Exercisable options at end of year | $	$ 9,217
Unvested option outstanding (in shares) | shares	596
Weighted-average exercise price of unvested option (in usd per share) | $ / shares	$ 19.45
Weighted-average remaining contractual life of unvested option (in years)	2 years
Aggregate intrinsic value of unvested option | $	$ 9,350

[1]	We estimate that 596 of these options will ultimately vest. These options have a weighted-average exercise price per share of $19.45, a weighted-average remaining contractual life of 2.0 years and a current aggregate intrinsic value of $9,350.